PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
ASSETS
Interest-earning deposits with subsidiary bank	$ 342	$ 328
Other assets	168	1,354
TOTAL ASSETS	352,288	351,609
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	1,465	1,122
Stockholders' equity	34,017	33,043	$ 33,085	$ 32,043
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	352,288	351,609
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	2,104	1,719
Investment in subsidiary bank	31,788	31,232
Other assets	178	99
TOTAL ASSETS	34,070	33,050
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	53	7
Stockholders' equity	34,017	33,043
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 34,070	$ 33,050